Fees Summary	Mar. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 256,048,681
Previously Paid Amount	0
Total Fee Amount	39,202
Total Offset Amount	0
Net Fee	$ 39,202